Trade and Other Receivables - Summary of components of trade and other receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Trade and other receivables [abstract]
Notes receivable	¥ 16,937	¥ 21,237
Accounts receivable	679,496	665,556
Other receivables	41,051	47,638
Total	¥ 737,484	¥ 734,431